Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share

The components of basic and diluted earnings per share are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2015 $	June 30, 2014 $	June 30, 2015 $	June 30, 2014 $
Net income	44,242	4,589	83,227	31,021

Weighted average number of common shares – basic	116,150,985	83,676,425	115,600,570	83,646,230

Dilutive effect of stock-based awards	574,443	290,449	581,680	316,165

Weighted average number of common shares – diluted	116,725,428	83,966,874	116,182,250	83,962,395

Earnings per common share:
– Basic	0.38	0.05	0.72	0.37
– Diluted	0.38	0.05	0.72	0.37